Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.25

Infinity Loan ID	Loan Number	Loan Number 2	Borrower Last Name	Property State	Note Date	Loan Purpose	TPR QM ATR Status	Initial Overall Loan Grade	Final Overall Loan Grade	Exception Category	Exception Subcategory	Exception Code	Final Exception Status	Initial Exception Grade	Final Exception Grade	Exception	Exception Detail	Follow-up Comments (Exception Response)	Exception Conclusion Comments	Compensating Factors	Curable Status	Loan Status	Review Date	Cleared Date	Cured Date	Exception Date
XXX	2024090662	XXX	XXX	XXX	XXX	Not Covered/Exempt	2	2	Credit	Guidelines	XXX	Waived	2	W	* Loan does not conform to program guidelines (Lvl W)	Insurance covers $XXX of fair rental value which is less than XXX times the monthly rent amount ($XXX) used in the DSCR calculation.Insurance carrier (XXX) XXX rental value coverage to XXX% of dwelling coverage ($XXX).

A copy of an exception approval letter is available in the loan file.	FICO: XXX FICO exceeds the guideline requirement of XXX.

Reserves: The XXX months of available reserves are more than the guideline requirement of XXX months.

																				DSCR: XXX DSCR exceeds the guideline requirement of XXX.		QC Complete	XXX			XXX
XXX	2024090642		XXX	XXX	XXX	XXX	Not Covered/Exempt	3	1	Credit	Doc Issue	XXX	Resolved	3	R	* Mortgage missing / unexecuted (Lvl R)	Missing page 2 of 9 from Deed of Trust Document. Resolved - XXX : Deed of trust document received , condition resolved	Resolved - XXX : Deed of trust document received , condition resolved	Resolved - XXX : Deed of trust document received , condition resolved			QC Complete	XXX	XXX	XXX	XXX
XXX	2024090637	XXX	XXX	XXX	XXX	Not Covered/Exempt	2	2	Credit	Guidelines	XXX	Waived	2	W	* Loan does not conform to program guidelines (Lvl W)	Property acquired XXX, approximately XXX months before note date. Value used for LTV calculation is appraised value. A copy of an exception approval letter is available in the loan file.	Property was fully renovated since purchase and fully leased at above-market rents

Reserves: The XXX months of available reserves are more than the guideline requirement of XXX months.

Closing date is less than XXX month from guideline date

DSCR Ratio : XXX DSCR exceeds the minimum guideline of XXX
																						QC Complete	XXX			XXX
XXX	2024090638		XXX	XXX	XXX	XXX	Not Covered/Exempt	3	1	Valuation	Doc Issue	XXX	Resolved	3	R	* Subject or XXX are missing or illegible (Lvl R)	Subject XXX missing in the package. Resolved - XXX : Appraisal report received for subject XXX, condition resolved	Resolved - XXX : Appraisal report received for subject XXX, condition resolved	Resolved - XXX : Appraisal report received for subject XXX, condition resolved			QC Complete	XXX	XXX	XXX	XXX
XXX	2024090631	XXX	XXX	XXX	XXX	Not Covered/Exempt	2	2	Credit	Guidelines	XXX	Waived	2	W	* Loan does not conform to program guidelines (Lvl W)	Insurance pays for $XXX of fair rental value, which is less than XXX times the monthly XXX rent estimate ($XXX) used in the DSCR calculation. Citizens' insurance policy limits fair rental value coverage to XXX% of dwelling coverage ($XXX).

A copy of an exception approval letter is available in the loan file.	FICO: XXX FICO exceeds the guideline requirement of XXX.

Reserves: XXX months of available reserves are more than the guideline requirement of XXX months.

																				The monthly rental price used for DSCR calculation is based on the XXX estimate from the appraisal. Existing fair rental value coverage of $XXX divided by XXX months (XXX UW requirement) would equal $XXX month, resulting in a XXX DSCR.		QC Complete	XXX			XXX
XXX	2024090442		XXX	XXX	XXX	XXX	Not Covered/Exempt	2	2	Credit	Guidelines	XXX	Waived	2	W	* Loan does not conform to program guidelines (Lvl W)	Fico score of XXX does not meet the guideline requirement for minimum Fico score of XXX. A copy of an exception approval letter is available in the loan file.			LTV: XXX% LTV is less than the guideline requirement of XXX%. Experienced investor: XXX years of investment experience.		QC Complete	XXX			XXX
XXX	2024090438		XXX	XXX	XXX	XXX	Not Covered/Exempt	3	1	Valuation	Valuation	XXX	Resolved	3	R	* Automated Appraisal Review Missing (Lvl R)	CU/LCA score missing in the loan file. Require additional valuation to support original stated value. Resolved: DRIVE-BY XXX Received	Resolved: DRIVE-BY XXX Received	Resolved: DRIVE-BY XXX Received			QC Complete	XXX	XXX	XXX	XXX
XXX	2024090429	XXX	XXX	XXX	XXX	Not Covered/Exempt	4	2	Credit	Guidelines	XXX	Waived	4	W	* Loan does not conform to program guidelines (Lvl W)	Loan file does not meet guide requirement. Guide requires at least XXX (XXX) trade line must be a primary residential mortgage reporting for a minimum of XXX (XXX) months.

																	A copy of an exception approval letter is available in the loan file.			Reserves: The XXX months of available reserves are more than the guideline requirement of XXX months. FICO: XXX FICO exceeds the guideline requirement of XXX.		QC Complete	XXX			XXX
XXX	2024090429		XXX	XXX	XXX	XXX	Not Covered/Exempt	4	2	Valuation	Valuation	XXX	Resolved	3	R	* Automated Appraisal Review Missing (Lvl R)	CU/LCA score missing in the loan file. Require additional valuation to support original stated value. Resolved: CDA Received	Resolved: CDA Received	Resolved: CDA Received			QC Complete	XXX	XXX	XXX	XXX